Short-Term Bank Loans (Details) - Schedule of Short-Term Bank Loans from Commercial Banks $ in Thousands, ¥ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Dec. 07, 2023 USD ($)	Dec. 07, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Short term bank loans	$ 36,130	¥ 10.0	$ 700	¥ 5.0	$ 22,600	¥ 160.0	$ 47,655
China Minsheng Bank Fuzhou Branch
Short-Term Debt [Line Items]
Short term bank loans							10,769
Bank of China Fuzhou Jin’an Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	11,295						11,487
China Merchant Bank Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	10,589						10,769
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	7,059						7,179
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,412						1,436
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans							1,436
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	2,118						1,436
Industrial Bank Fuzhou Huqian Sub Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	847						861
Industrial Bank Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,398						1,421
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans							861
Haixia Bank of Fujian Fuzhou Minjiang Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	$ 1,412